RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

Beginning January 1, 2005, the Company entered into export agent agreements with Shanghai Lechen International Trade Co., Ltd. (“Shanghai Lechen”) for exporting advanced intermediates and APIs. Shanghai Lechen is owned by the parents of Dr. Ning Zhao, Lead Advisor of Analytical Services, Corporate Head of Human Resources, a director of the Company. Agency service fees paid to Shanghai Lechen by the Company for the years ended December 31, 2011, 2012 and 2013 were $0.1 million, $0.1 million and $0.1 million, respectively..

The Company provides R&D service for WuXiMedImmune. WuXiPRA provides the Company clinical research service. R&D revenue and a clinical research fee for the years ended December 31, 2013, was $4.2 million and $0.04 million for WuXiMedImmune and WuXiPRA, respectively.

On April 12, 2013, WASH and WuXiPRA entered into a loan agreement in the amount of $1.2 million. WuXiPRA repaid $0.2 million in July 2013. The amount due is unsecured and interest-free.

As of December 31, 2012 and 2013, significant balances with related parties were as follows:

	December 31,
	2012	2013
Due from related parties:
WuXi MedImmune:	$—	$123
WuXiPRA:	—	1,045

Total	$—	$1,168

Due to a related party:
WuXiPRA:	—	218

Total	$—	$218